FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403



May 20, 2008

Filed Via EDGAR (CIK #0000038721)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  FRANKLIN CUSTODIAN FUNDS
           File Nos. 002-11346 and 811-00537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information and their Supplements that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 12, 2008.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS



/s/ David P. Goss
Vice President

DPG/jg

cc:   Brian E. Lorenz, Esq.
      Bruce G. Leto, Esq.